Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	James Advantage Funds
Entity Central Index Key	0001045487
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000009900
Shareholder Report [Line Items]
Fund Name	James Balanced: Golden Rainbow Fund
Class Name	Retail Class
Trading Symbol	GLRBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about James Balanced: Golden Rainbow Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.
Additional Information Phone Number	(800) 995-2637
Additional Information Website	https://www.jamesfunds.com/forms-and-reports.php
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$129	1.20%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.20%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	James Balanced: Golden Rainbow Fund - Retail Class	Bloomberg Intermediate U.S. Government/Credit Bond Index	Bloomberg US 1000 Index	Bloomberg US 2000 Index	Bloomberg US 3000 Index	James Golden Rainbow Blend *	VettaFi U.S. Equity 3000 Index
Jun-2016	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
Jun-2017	$10,392	$9,979	$11,815	$12,334	$11,853	$10,999	$11,849
Jun-2018	$10,586	$9,921	$13,536	$14,573	$13,611	$11,848	$13,618
Jun-2019	$10,455	$10,609	$14,883	$13,897	$14,814	$12,478	$14,861
Jun-2020	$10,331	$11,364	$16,027	$12,950	$15,808	$13,064	$15,852
Jun-2021	$11,920	$11,385	$22,923	$21,962	$22,842	$16,410	$22,872
Jun-2022	$10,851	$10,556	$19,850	$16,581	$19,604	$14,263	$19,582
Jun-2023	$11,546	$10,546	$23,673	$18,611	$23,303	$15,416	$23,283
Jun-2024	$13,114	$10,989	$29,343	$20,353	$28,707	$17,043	$28,661
Jun-2025	$14,221	$11,729	$33,877	$21,980	$33,047	$18,681	$33,024
Jun-2026	$16,310	$12,097	$41,474	$30,973	$40,697	$21,799	$40,683

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
James Balanced: Golden Rainbow Fund - Retail Class	14.69%	6.47%	5.01%
James Golden Rainbow Blend *	16.70%	5.84%	8.10%
Bloomberg Intermediate U.S. Government/Credit Bond Index	3.14%	1.22%	1.92%
Bloomberg US 1000 Index	22.43%	12.59%	15.29%
Bloomberg US 2000 Index	40.92%	7.12%	11.97%
Bloomberg US 3000 Index	23.15%	12.24%	15.07%
VettaFi U.S. Equity 3000 Index	23.19%	12.21%	15.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 995-2637 or visit https://www.jamesfunds.com/our-funds.php#fund-performance for updated performance information.
AssetsNet	$ 420,079,722
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 3,093,142
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$420,079,722 Number of Portfolio Holdings116 Total Advisory Fees Paid $3,093,142 Portfolio Turnover15%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	46.2%
Corporate Bonds	11.8%
Exchange-Traded Funds	8.3%
Money Market Funds	2.1%
Mortgage-Backed Securities	2.4%
U.S. Government & Agencies	3.9%
U.S. Treasury Obligations	25.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Real Estate	0.5%
Materials	0.7%
Utilities	1.2%
Energy	1.8%
Money Market Funds	2.1%
Consumer Staples	2.4%
Mortgage-Backed Securities	2.4%
Health Care	3.4%
U.S. Government & Agencies	3.8%
Communication Services	4.2%
Consumer Discretionary	4.6%
Industrials	5.2%
Financials	7.0%
Exchange-Traded Funds	8.3%
Corporate Bonds	11.8%
Information Technology	15.0%
U.S. Treasury Obligations	25.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
U.S. Treasury Notes, 5.375%, due 02/15/31	5.0%
U.S. Treasury Notes, 5.500%, due 08/15/28	3.7%
U.S. Treasury Notes, 4.375%, due 05/15/34	3.6%
Alphabet, Inc. - Class A	3.1%
Microsoft Corporation	2.7%
Apple, Inc.	2.7%
iShares Gold Trust	2.6%
NVIDIA Corporation	2.4%
U.S. Treasury Notes, 4.250%, due 11/30/26	2.4%
U.S. Treasury Notes, 2.375%, due 05/15/27	2.3%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 31, 2026, the Fund's Broad Based securities market index changed from the VettaFi U.S. Equity 3000 Index to the Bloomberg US 3000 Index. The Fund believes the new index provides a comparable representation of the market in which the Fund invests to that of the prior benchmark index.

C000075008
Shareholder Report [Line Items]
Fund Name	James Balanced: Golden Rainbow Fund
Class Name	Institutional Class
Trading Symbol	GLRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about James Balanced: Golden Rainbow Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.
Additional Information Phone Number	(800) 995-2637
Additional Information Website	https://www.jamesfunds.com/forms-and-reports.php
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$102	0.95%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	James Balanced: Golden Rainbow Fund - Institutional Class	James Golden Rainbow Blend *	Bloomberg Intermediate U.S. Government/Credit Bond Index	Bloomberg US 1000 Index	Bloomberg US 2000 Index	Bloomberg US 3000 Index	VettaFi U.S. Equity 3000 Index
Jun-2016	$50,000	$50,000	$50,000	$50,000	$50,000	$50,000	$50,000
Jun-2017	$52,116	$54,996	$49,894	$59,074	$61,670	$59,267	$59,245
Jun-2018	$53,218	$59,238	$49,605	$67,681	$72,865	$68,055	$68,089
Jun-2019	$52,691	$62,390	$53,043	$74,416	$69,485	$74,071	$74,305
Jun-2020	$52,198	$65,322	$56,818	$80,134	$64,749	$79,040	$79,260
Jun-2021	$60,355	$82,050	$56,927	$114,613	$109,810	$114,208	$114,359
Jun-2022	$55,088	$71,315	$52,782	$99,251	$82,907	$98,019	$97,910
Jun-2023	$58,745	$77,078	$52,732	$118,364	$93,054	$116,517	$116,417
Jun-2024	$66,913	$85,217	$54,943	$146,713	$101,766	$143,534	$143,303
Jun-2025	$72,750	$93,403	$58,645	$169,383	$109,898	$165,235	$165,121
Jun-2026	$83,622	$108,996	$60,484	$207,369	$154,863	$203,483	$203,415

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
James Balanced: Golden Rainbow Fund - Institutional Class	14.94%	6.74%	5.28%
James Golden Rainbow Blend *	16.70%	5.84%	8.10%
Bloomberg Intermediate U.S. Government/Credit Bond Index	3.14%	1.22%	1.92%
Bloomberg US 1000 Index	22.43%	12.59%	15.29%
Bloomberg US 2000 Index	40.92%	7.12%	11.97%
Bloomberg US 3000 Index	23.15%	12.24%	15.07%
VettaFi U.S. Equity 3000 Index	23.19%	12.21%	15.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 995-2637 or visit https://www.jamesfunds.com/our-funds.php#fund-performance for updated performance information.
AssetsNet	$ 420,079,722
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 3,093,142
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$420,079,722 Number of Portfolio Holdings116 Total Advisory Fees Paid $3,093,142 Portfolio Turnover15%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	46.2%
Corporate Bonds	11.8%
Exchange-Traded Funds	8.3%
Money Market Funds	2.1%
Mortgage-Backed Securities	2.4%
U.S. Government & Agencies	3.9%
U.S. Treasury Obligations	25.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Real Estate	0.5%
Materials	0.7%
Utilities	1.2%
Energy	1.8%
Money Market Funds	2.1%
Consumer Staples	2.4%
Mortgage-Backed Securities	2.4%
Health Care	3.4%
U.S. Government & Agencies	3.8%
Communication Services	4.2%
Consumer Discretionary	4.6%
Industrials	5.2%
Financials	7.0%
Exchange-Traded Funds	8.3%
Corporate Bonds	11.8%
Information Technology	15.0%
U.S. Treasury Obligations	25.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
U.S. Treasury Notes, 5.375%, due 02/15/31	5.0%
U.S. Treasury Notes, 5.500%, due 08/15/28	3.7%
U.S. Treasury Notes, 4.375%, due 05/15/34	3.6%
Alphabet, Inc. - Class A	3.1%
Microsoft Corporation	2.7%
Apple, Inc.	2.7%
iShares Gold Trust	2.6%
NVIDIA Corporation	2.4%
U.S. Treasury Notes, 4.250%, due 11/30/26	2.4%
U.S. Treasury Notes, 2.375%, due 05/15/27	2.3%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 31, 2026, the Fund's Broad Based securities market index changed from the VettaFi U.S. Equity 3000 Index to the Bloomberg US 3000 Index. The Fund believes the new index provides a comparable representation of the market in which the Fund invests to that of the prior benchmark index.

C000009903
Shareholder Report [Line Items]
Fund Name	James Small Cap Fund
Trading Symbol	JASCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about James Small Cap Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.
Additional Information Phone Number	(800) 995-2637
Additional Information Website	https://www.jamesfunds.com/forms-and-reports.php
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
James Small Cap Fund	$174	1.50%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	James Small Cap Fund	Bloomberg US 2000 Index	Bloomberg US 3000 Index	VettaFi U.S. Equity 3000 Index
Jun-2016	$10,000	$10,000	$10,000	$10,000
Jun-2017	$11,136	$12,334	$11,853	$11,849
Jun-2018	$12,406	$14,573	$13,611	$13,618
Jun-2019	$10,468	$13,897	$14,814	$14,861
Jun-2020	$8,475	$12,950	$15,808	$15,852
Jun-2021	$13,803	$21,962	$22,842	$22,872
Jun-2022	$12,701	$16,581	$19,604	$19,582
Jun-2023	$14,712	$18,611	$23,303	$23,283
Jun-2024	$18,329	$20,353	$28,707	$28,661
Jun-2025	$20,493	$21,980	$33,047	$33,024
Jun-2026	$27,117	$30,973	$40,697	$40,683

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
James Small Cap Fund	32.32%	14.46%	10.49%
Bloomberg US 2000 Index	40.92%	7.12%	11.97%
Bloomberg US 3000 Index	23.15%	12.24%	15.07%
VettaFi U.S. Equity 3000 Index	23.19%	12.21%	15.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 995-2637 or visit https://www.jamesfunds.com/our-funds.php#fund-performance for updated performance information.
AssetsNet	$ 92,108,533
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 942,132
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$92,108,533 Number of Portfolio Holdings93 Total Advisory Fees Paid $942,132 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	97.8%
Money Market Funds	2.2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Communication Services	0.5%
Money Market Funds	2.3%
Materials	2.8%
Utilities	3.2%
Energy	3.5%
Consumer Staples	4.7%
Real Estate	6.5%
Health Care	10.6%
Consumer Discretionary	12.9%
Information Technology	13.0%
Industrials	15.6%
Financials	24.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Enova International, Inc.	5.9%
ACM Research, Inc. - Class A	4.1%
Brinker International, Inc.	3.6%
Evercore, Inc. - Class A	3.0%
Nova Ltd.	2.3%
Piper Sandler Companies	2.2%
Coca-Cola Consolidated, Inc.	2.1%
Sterling Infrastructure, Inc.	2.0%
Powell Industries, Inc.	1.8%
WESCO International, Inc.	1.8%

Material Fund Change Adviser [Text Block]

Material Fund Changes

Effective March 31, 2026, the Fund's Broad Based securities market index changed from the VettaFi U.S. Equity 3000 Index to the Bloomberg US 3000 Index. The Fund believes the new index provides a comparable representation of the market in which the Fund invests to that of the prior benchmark index.

C000090023
Shareholder Report [Line Items]
Fund Name	James Micro Cap Fund
Trading Symbol	JMCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about James Micro Cap Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.
Additional Information Phone Number	(800) 995-2637
Additional Information Website	https://www.jamesfunds.com/forms-and-reports.php
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
James Micro Cap Fund	$173	1.50%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	James Micro Cap Fund	Bloomberg US 3000 Index	Bloomberg US Micro Cap Index	VettaFi U.S. Equity 3000 Index
Jun-2016	$10,000	$10,000	$10,000	$10,000
Jun-2017	$11,490	$11,853	$12,614	$11,849
Jun-2018	$12,826	$13,611	$15,210	$13,618
Jun-2019	$12,153	$14,814	$12,878	$14,861
Jun-2020	$10,032	$15,808	$13,003	$15,852
Jun-2021	$15,502	$22,842	$27,313	$22,872
Jun-2022	$13,549	$19,604	$17,730	$19,582
Jun-2023	$15,670	$23,303	$17,744	$23,283
Jun-2024	$18,864	$28,707	$17,198	$28,661
Jun-2025	$19,069	$33,047	$19,077	$33,024
Jun-2026	$24,840	$40,697	$26,558	$40,683

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
James Micro Cap Fund	30.26%	9.89%	9.53%
Bloomberg US 3000 Index	23.15%	12.24%	15.07%
Bloomberg US Micro Cap Index	39.21%	-0.56%	10.26%
VettaFi U.S. Equity 3000 Index	23.19%	12.21%	15.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 995-2637 or visit https://www.jamesfunds.com/our-funds.php#fund-performance for updated performance information.
AssetsNet	$ 32,841,261
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 418,468
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$32,841,261 Number of Portfolio Holdings73 Total Advisory Fees Paid $418,468 Portfolio Turnover14%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	89.3%
Exchange-Traded Funds	5.3%
Money Market Funds	2.4%
Right	0.0%
U.S. Treasury Obligations	3.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Real Estate	0.2%
Utilities	0.8%
Money Market Funds	2.4%
Energy	2.5%
U.S. Treasury Obligations	3.0%
Materials	3.2%
Consumer Staples	5.3%
Exchange-Traded Funds	5.3%
Consumer Discretionary	8.8%
Health Care	12.7%
Industrials	14.9%
Information Technology	15.5%
Financials	25.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Enova International, Inc.	6.8%
iShares Russell Micro-Cap ETF	5.3%
Nova Ltd.	5.0%
Merchants Bancorp	3.5%
U.S. Treasury Bills, 3.694%, due 09/17/26	3.0%
Ingles Markets, Inc. - Class A	2.9%
OFG Bancorp	2.8%
PC Connection, Inc.	2.7%
Federal Agricultural Mortgage Corporation - Class C	2.7%
United States Lime & Minerals, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 31, 2026, the Fund's Broad Based securities market index changed from the VettaFi U.S. Equity 3000 Index to the Bloomberg US 3000 Index. The Fund believes the new index provides a comparable representation of the market in which the Fund invests to that of the prior benchmark index.

C000157576
Shareholder Report [Line Items]
Fund Name	James Aggressive Allocation Fund
Trading Symbol	JAVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about James Aggressive Allocation Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.
Additional Information Phone Number	(800) 995-2637
Additional Information Website	https://www.jamesfunds.com/forms-and-reports.php
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
James Aggressive Allocation Fund	$114	1.01%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.01%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	James Aggressive Allocation Fund	Bloomberg U.S. Government/Credit Bond Index	Bloomberg US 3000 Index	James Aggressive Blend *	VettaFi U.S. Equity 3000 Index
Jun-2016	$10,000	$10,000	$10,000	$10,000	$10,000
Jun-2017	$10,654	$9,959	$11,853	$11,162	$11,849
Jun-2018	$11,438	$9,896	$13,611	$12,197	$13,618
Jun-2019	$11,049	$10,740	$14,814	$13,320	$14,861
Jun-2020	$10,099	$11,816	$15,808	$14,449	$15,852
Jun-2021	$12,636	$11,770	$22,842	$18,388	$22,872
Jun-2022	$10,848	$10,492	$19,604	$16,032	$19,582
Jun-2023	$12,477	$10,419	$23,303	$17,948	$23,283
Jun-2024	$15,114	$10,704	$28,707	$20,776	$28,661
Jun-2025	$16,728	$11,334	$33,047	$23,269	$33,024
Jun-2026	$20,898	$11,711	$40,697	$26,994	$40,683

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
James Aggressive Allocation Fund	24.92%	10.59%	6.43%
James Aggressive Blend *	16.01%	7.98%	9.81%
Bloomberg U.S. Government/Credit Bond Index	3.32%	-0.10%	2.08%
Bloomberg US 3000 (USD) TR	23.15%	12.24%	13.77%
VettaFi U.S. Equity 3000 Index	23.19%	12.21%	13.74%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 995-2637 or visit https://www.jamesfunds.com/our-funds.php#fund-performance for updated performance information.
AssetsNet	$ 32,339,188
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 282,485
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$32,339,188 Number of Portfolio Holdings81 Total Advisory Fees Paid $282,485 Portfolio Turnover21%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	78.6%
Corporate Bonds	5.6%
Exchange-Traded Funds	5.1%
Money Market Funds	1.6%
U.S. Government & Agencies	1.5%
U.S. Treasury Obligations	7.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
U.S. Government & Agencies	1.5%
Money Market Funds	1.6%
Utilities	1.9%
Real Estate	2.2%
Materials	2.2%
Consumer Staples	3.7%
Consumer Discretionary	4.0%
Energy	4.9%
Exchange-Traded Funds	5.1%
Corporate Bonds	5.6%
Health Care	5.8%
Communication Services	6.9%
U.S. Treasury Obligations	7.6%
Industrials	9.2%
Financials	12.8%
Information Technology	24.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Enova International, Inc.	4.8%
NVIDIA Corporation	4.4%
Alphabet, Inc. - Class A	4.1%
ASML Holding N.V.	3.5%
Broadcom, Inc.	3.5%
Apple, Inc.	2.9%
Goldman Sachs Group, Inc. (The)	2.9%
Caterpillar, Inc.	2.6%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2.4%
Jabil, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 31, 2026, the Fund's Broad Based securities market index changed from the VettaFi U.S. Equity 3000 Index to the Bloomberg US 3000 Index. The Fund believes the new index provides a comparable representation of the market in which the Fund invests to that of the prior benchmark index.